Related party transactions	12 Months Ended
Dec. 31, 2020
Related party transactions [abstract]
Related party transactions	Related party transactions
Members of the Executive Board and Executive Committee
For each of the periods presented, the following compensation was granted to the members of the Executive Committee of the Company and were recognized as expense:

	Year ended December 31,
(in thousands of euro)	2018	2019	2020
Personnel expenses and other short-term employee benefits	2,340	2,811	3,131
Extra pension benefits	12	12	—
Share-based compensation	1,856	2,450	1,363
Executive Committee members compensation	4,208	5,273	4,494
As of December 31, 2020, three members of the Executive Committee were also members of the Executive Board.
Joyson Karakunnel was appointed as member of the Executive Board in 2020.
Calculation of share-based compensation is detailed in Note 11.b.
Members of the Supervisory Board
The Company recognized a provision of €305 thousand for attendance fees (jetons de presence) relating to the year ended December 31, 2020 which should be paid in 2021. This amount includes the compensation for the Chairman of the Supervisory Board. The company recognized a provision of €216 thousand and €274 thousand as of December 31, 2018 and 2019, respectively.
Related parties
Novo Nordisk A/S is a board member and is related to the Company by three licensing agreements related to the drug-candidates lirilumab, monalizumab and avdoralimab. Under the terms of the agreements, Novo Nordisk A/S is eligible to receive milestone payments as well as royalties on future sales.

As of December 31, 2018, the Company had a €13,050 thousand additional consideration to be paid to Novo Nordisk A/S relating to the additional consideration for monalizumab following the exercise of the option by AstraZeneca and a €756 thousand liability relating to a production delivery of avdoralimab. These amounts were paid in 2020.
As of December 31, 2019, the Company has a €588 thousand liability to be paid to Novo Nordisk A/S relating to the withholding tax on monalizumab and avdoralimab acquisitions.
As of December 31, 2020, the Company had no liability to Novo Nordisk.
AstraZeneca is a shareholder and is related to the Company through several collaboration and option licensing or license agreements for different drug candidates (monalizumab, avdoralimab, IPH5201 and preclinical molecules) and a license agreement for the rights of the drug Lumoxiti. The payments between the two companies as well as the liabilities and receivables as of 31 December 2020 are as follows:

	As of December 31, 2020
(in thousands of euros)	Payments	Assets/Liabilities
Collection (AstraZeneca towards the Company) / Receivables	57,777	2,323
Payments (the Company towards AstraZeneca) / Liabilities	(40,254)	(4,871)
Total(1)	17,523	(2,548)
(1)In addition, the Company recognized in the income statement a net income of €861 thousand as net result from distribution agreements (see Note 15) and an R&D expense of €3,549 thousand as operating expenses (see Note 14)

BPI France is a board member and has granted the Company a €1,500 thousand interest-free loan (Prêt à Taux Zéro Innovation, or “PTZI”). This loan will be reimbursed starting September 2016 over a 5-year period. On August 11, 2020, the Company signed a financing contract with Bpifrance Financement as part of the program set up by the French government to help develop a therapeutic solution with a preventive or curative aim against COVID-19. This funding, for a maximum amount of €6.8 million, consists of (i) an advance repayable only in the event of technical and commercial success and (ii) a non-repayable grant. This funding will be received in four successive installments. The first tranche of €1,700 thousand was paid at signing, and the other three tranches will be received after successful completion of certain clinical milestones, particularly around Phase 2 of the FORCE trial. The advance repayable part will be reimbursed starting December 2023, only in envent of technical and commercial success.
Subsidiaries
The business relationships between the Company and its subsidiary Innate Pharma Inc are governed by intra-group agreements, conducted at standard conditions on an arm’s length basis.